Business Combinations - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						12 Months Ended
	Oct. 03, 2018 CAD ($)	Sep. 01, 2018 USD ($)	Jul. 06, 2018 CAD ($)	May 09, 2018 CAD ($)	May 01, 2018 CAD ($) shares $ / shares	Oct. 31, 2018 CAD ($)	Oct. 03, 2018 USD ($)	Sep. 01, 2018 CAD ($)	Jul. 06, 2018 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill						$ 10,007				$ 7,243	$ 7,384
Proportion of ownership interest						100.00%
Deferred tax liabilities						$ 493
Revenue						394
Net income (loss)						(257)
Provision for credit losses						404
Provision for credit losses after tax						285
Acquisition cost						44
Citibank's consumer and small and medium enterprise operations [member]
Disclosure of detailed information about business combination [line items]
Assets acquired						2,000
Liabilities assumed						1,400
Citibank's consumer and small and medium enterprise operations [member] | Deposits acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Liabilities assumed						1,300
Citibank's consumer and small and medium enterprise operations [member] | Loans acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Assets acquired						$ 1,900
BBVA Chile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, purchase price									$ 2,200
Proportion of ownership interest		75.50%
Proportion of consolidated			100.00%
Non-controlling interest			31.80%
Payment made by minority shareholder to increase pro forma ownership		$ 400
Other assets acquired			$ 8,400
Aggregate amount of goodwill and intangibles			1,300
Other liabilities acquired			12,800
Non-controlling interest			$ 600					$ 800
BBVA Chile [member] | Banco Bilbao Vizcaya Argentaria [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			68.20%
BBVA Chile [member] | BBVA Seguros Vida S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			100.00%
BBVA Chile [member] | Servicios Corporativos S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			100.00%
BBVA Chile [member] | Inmobiliaria e Inversiones S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			68.10%
BBVA Chile [member] | Inversiones DCV S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest			4.10%
BBVA Chile [member] | Deposits acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Liabilities assumed			$ 13,400
BBVA Chile [member] | Loans acquired in business combination [member]
Disclosure of detailed information about business combination [line items]
Assets acquired			$ 19,900
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest				51.00%
Credit cards and consumer loans				$ 130
Partnership term under the agreement				15 years
MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, purchase price	$ 2,700
Goodwill							$ 1,200
Assets under management and administration	$ 49,000
Term of affinity agreement	10 years
Commitment amount payable	$ 115
Deferred tax liabilities							500
Other net assets							100
MD Financial Management [member] | Indefinite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition							1,900
MD Financial Management [member] | Finite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition							$ 70
Jarislowsky Fraser [member]
Disclosure of detailed information about business combination [line items]
Assets under management					$ 40,000
Business acquisition, purchase price					978
Earn out paid					$ 56
Common shares issued | shares					11.1
Common shares value not including earn-out					$ 878
Business acquisition, purchase price, cash					$ 44
Common shares issued, fair value per share | $ / shares					$ 78.86
Goodwill					$ 556
Assets acquired					(9)
Jarislowsky Fraser [member] | Indefinite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition					(308)
Jarislowsky Fraser [member] | Finite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition					$ (255)